Share Capital - Summary of Changes in Warrants and Finder's Warrants (Details) - Finder's Warrants	3 Months Ended	12 Months Ended
	Jul. 31, 2026 shares $ / shares	Apr. 30, 2026 shares $ / shares	Apr. 30, 2025 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares	56,650	186,761
Expired, Number of warrants | shares		(130,111)
Exercised, Number of warrants | shares	0
Balance, Number of warrants | shares	56,650	56,650	186,761
Balance, Weighted average exercise price | $ / shares	$ 1.27	$ 17.02
Expired, Weighted average exercise price | $ / shares		21.36
Exercised, Weighted average exercise price | $ / shares	0
Balance, Weighted average exercise price | $ / shares	$ 1.4	$ 1.27	$ 17.02
Weighted average life remaining (years)	2 years 4 months 9 days	2 years 7 months 9 days	1 year 7 months 13 days